Average Annual Total Returns - VIPBondIndexPortfolio-InitialServiceService2PRO - VIPBondIndexPortfolio-InitialServiceService2PRO - VIP Bond Index Portfolio	Apr. 29, 2024
VIP Bond Index Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.47%
Past 5 years	0.91%
Since Inception	1.13%	[1]
VIP Bond Index Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	5.13%
Past 5 years	0.64%
Since Inception	0.86%	[2]
VIP Bond Index Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	5.34%
Since Inception	0.30%	[3]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.34%

[1]	A From April 19, 2018 .
[2]	C From April 19, 2018 .
[3]	B From April 11, 2019 .